ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.    ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the “Company” or “JinkoSolar Holding”) was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange (“NYSE”) in the United States. The Company and its subsidiaries (collectively the “Group”) are principally engaged in the design, development, production and marketing of photovoltaic products as well as developing commercial solar power projects.

The following table sets forth information concerning the Company’s major subsidiaries as of December 31, 2022:

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Investment Limited. (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”) (Note 24)	December 13, 2006	PRC	58.6%

Zhejiang Jinko Solar Co., Ltd. (“Zhejiang Jinko”)	June 30, 2009	PRC	58.6%

Jinko Solar Import and Export Co., Ltd. (“Jinko Import and Export”)	December 24, 2009	PRC	58.6%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	58.6%

Zhejiang Jinko Trading Co., Ltd. (“Zhejiang Trading”)	June 13, 2010	PRC	58.6%

Xinjiang Jinko Solar Co., Ltd. (“Xinjiang Jinko”)	May 30, 2016	PRC	58.6%

Yuhuan Jinko Solar Co., Ltd. (“Yuhuan Jinko”)	July 29, 2016	PRC	58.6%

JinkoSolar (U.S.) Inc. (“Jinko US”)	August 19, 2010	USA	58.6%

Jiangxi Photovoltaic Materials Co., Ltd. (“Jiangxi Materials”)	December 1, 2010	PRC	58.6%

JinkoSolar (Switzerland) AG (“Jinko Switzerland”)	May 3, 2011	Switzerland	58.6%

JinkoSolar (US) Holdings Inc. (“Jinko US Holding”)	June 7, 2011	USA	58.6%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	58.6%

Jinko Solar Canada Co., Ltd. (“Jinko Canada”)	November 18, 2011	Canada	58.6%

Jinko Solar Australia Holdings Co. Pty Ltd. (“Jinko Australia”)	December 7, 2011	Australia	58.6%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	58.6%

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

Jinko Solar (Shanghai) Management Co., Ltd.	July 25, 2012	PRC	58.6%

Wide Wealth Group Holding Limited. (“Wide Wealth Hong Kong”)	June 11, 2012	Hong Kong	100%

Canton Best Limited (“Canton Best BVI”)	September 16, 2013	BVI	100%

Jinko Solar Technology Sdn.Bhd.	January 21, 2015	Malaysia	58.6%

JinkoSolar International Development Limited.	August 28, 2015	Hong Kong	100%

JinkoSolar Middle East DMCC (“DMCC”)	November 6, 2016	Emirates	58.6%

JinkoSolar Trading Privated Limited.	February 6, 2017	India	58.6%

JinkoSolar LATAM Holding Limited.	August 22, 2017	Hong Kong	100%

JinkoSolar (U.S.) Industries Inc.	November 16, 2017	USA	58.6%

JinkoSolar Technology (Haining) Co., Ltd. (“Haining Jinko”)*	December 15, 2017	PRC	45.9%

Poyang Ruilixin Information Technology Co., Ltd.	December 19, 2017	PRC	58.6%

Jinko Solar Korea Co., Ltd. (“Jinko Korea”)	December 3, 2018	Korea	58.6%

JinkoSolar (Sichuan) Co., Ltd. (“Jinko Sichuan”)*	February 18, 2019	PRC	38.4%

JinkoSolar (Qinghai) Co., Ltd. (“Jinko Qinghai”)*	April 3, 2019	PRC	32.2%

Rui Xu Co., Ltd. (“Rui Xu”)*	July 24, 2019	PRC	35.2%

JinkoSolar (Yiwu) Co., Ltd. (“Jinko Yiwu”)*	September 19, 2019	PRC	32.2%

Jinko PV Material Supply SDN. BHD	September 23, 2019	Malaysia	58.6%

JinkoSolar (Vietnam) Co., Ltd.	September 26, 2019	Vietnam	58.6%

JinkoSolar (Chuzhou) Co., Ltd. (“Jinko Chuzhou”)*	December 26, 2019	PRC	32.2%

Zhejiang New Materials Co., Ltd. (“Zhejiang New Materials”)	March 24, 2020	PRC	58.6%

JinkoSolar (Shangrao) Co., Ltd. (“Jinko Shangrao”)*	April 17, 2020	PRC	32.2%

Jinko Solar Denmark ApS	May 28, 2020	Denmark	58.6%

JinkoSolar Hong Kong Limited	August 17, 2020	Hong Kong	58.6%

Jinko Solar (Malaysia) SDN BHD	August 28, 2020	Malaysia	58.6%

JinkoSolar (Chuxiong) Co., Ltd. (“Jinko Chuxiong”)	September 25, 2020	PRC	58.6%

Yiwu New Materials Co., Ltd. (“Yiwu Materials”)	October 14, 2020	PRC	58.6%

Jinko Solar (Vietnam) Industries Company Limited.	March 29, 2021	Vietnam	58.6%

JinkoSolar (Leshan) Co., Ltd. (“Jinko Leshan”)	April 25, 2021	PRC	58.6%

JinkoSolar (Anhui) Co., Ltd. (“Jinko Anhui”) *	September 3, 2021	PRC	32.2%

JinkoSolar (Yushan) Co., Ltd. (“Jinko Yushan”) *	September 26, 2021	PRC	46.9%

Fengcheng Jinko PV Materials Co., Ltd	August 11, 2021	PRC	58.6%

JinkoSolar (Feidong) Co., Ltd. (“Jinko Feidong”) *	September 23, 2021	PRC	32.2%

JinkoSolar (Jinchang) Co., Ltd. (“Jinko Jinchang”)	September 24, 2021	PRC	58.6%

JinkoSolar (Poyang) Co., Ltd. (“Jinko Poyang”)	December 1, 2021	PRC	58.6%

Shangrao Changxin Enterprise Management Center LP.	December 16, 2021	PRC	100%

Shangrao Changxin No. 1 Enterprise Management Center LP.	February 17, 2022	PRC	100%

Shangrao Changxin No. 2 Enterprise Management Center LP.	February 17, 2022	PRC	100%

Shangrao Changxin No. 3 Enterprise Management Center LP.	June 15, 2022	PRC	100%

Shangrao Changxin No. 5 Enterprise Management Center LP.	June 15, 2022	PRC	100%

Shangrao Changxin No. 6 Enterprise Management Center LP.	October 25, 2022	PRC	100%

Jiaxing Jinyue Phase I Venture Capital Partnership	April 26, 2022	PRC	78.2%

Shangrao Jinko PV Manufacturing Co., Ltd.	March 28, 2022	PRC	58.6%

Shangrao Guangxin Jinko PV Manufacturing Co., Ltd	March 23, 2022	PRC	58.6%

Jinko Energy Storage Technology Co., Ltd.	December 6, 2022	PRC	58.6%

Jiangxi Jinko Energy Storage Co., Ltd	May 26, 2022	PRC	58.6%

* These entities are subsidiaries of Jiangxi Jinko with non-controlling interest. The percentage of ownership is the economic interest calculated as the multiple of the Company’s ownership in Jiangxi Jinko and Jiangxi Jinko’s ownership in such subsidiary.

(i) In the fourth quarter of 2016, JinkoSolar Technology Limited (formally known as Paker Technology Limited) disposed of Zhejiang Jinko Financial Leasing Co., Ltd. with the consideration of RMB183 million (USD26 million). Loss on disposal of this subsidiary amounted to RMB15 million (USD2 million) was recognized. Consideration associated with the transaction amounted to RMB128 million and RMB42 million was collected in the years of 2019 and 2020, respectively.

(ii) Haining Jinko was founded by the Group in the year of 2017 and is principally engaged in the production of photovoltaic products, such as solar modules and cells, for intercompany sales within the Group. In the second and third quarter of 2018, government background companies made capital injection with the amounted of RMB517 million into Haining Jinko. In the third quarter of 2019, to support developments of local enterprise, government background funds of Zhejiang province made investment into Haining Jinko as capital injections through limited partnership established together with Zhejiang Jinko. The total capital injection received from government funds in the year of 2019 amounted to RMB846 million. The Group’s percentage of ownership in Haining Jinko was 56.4% as at December 31, 2019. During the year of 2020, the Group repurchased certain of the noncontrolling interests with the consideration of RMB287 million, with the difference between the consideration and the carrying amount of noncontrolling interests charged to additional paid-in capital with the amount of RMB21 million. In addition, in the fourth quarter of 2020, certain of the non-controlling interest arrangements were settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and the government background fund (Note 18).

(iii) In the second quarter of 2019, Jiangxi Jinko, together with government background funds, established Jinko Sichuan. Cash capital injections with the amount of RMB800 million and RMB200 million had been made by the non-controlling shareholders in 2019 and 2020, respectively. The Group controls and consolidates the entity in its financial statements. Jinko Sichuan is principally engaged in the production of silicon ingot for intercompany sales within the Group. In the fourth quarter of 2020, the non-controlling interest arrangement was settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and the government background fund (Note 18).

(iv) In the fourth quarter of 2019, Jiangxi Jinko, together with government background funds, established Jinko Chuzhou. Cash capital injections with the amount of RMB550 million and RMB300 million had been made by the non-controlling shareholder in 2019 and 2020, respectively. The Group owns controls and consolidates such entity in its financial statements. Jinko Chuzhou is principally engaged in the production of solar modules for intercompany sales within the Group. In the third quarter of 2020, the non-controlling interest arrangement was settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and the government background fund (Note 18).

(v) In the fourth quarter of 2019, Jiangxi Jinko, together with government background funds, established Jinko Yiwu. Cash capital injections with the amount of RMB400 million and RMB365 million had been made by the non-controlling shareholders in 2019 and 2020, respectively. The Group owns controls and consolidates such entity in its financial statements. Jinko Yiwu is principally engaged in the production of solar modules for intercompany sales within the Group. In the third quarter of 2020, the non-controlling interest arrangement was settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and government background funds (Note 18).

(vi) In the second quarter of 2020, Jiangxi Jinko, together with a government background fund, established Jinko Shangrao. Cash capital injections with the amount of RMB1,902 million had been made by the government fund as of December 31, 2020. The group owns controls and consolidates such entity in its financial statements. Shangrao Jinko is principally engaged in the production of photovoltaic products, such as solar modules and cells (Note 18).

(vii) In the second quarter of 2020, Jiangxi Materials acquired Rui Xu with a consideration of RMB20 million. Rui Xu is principally engaged in the production of photovoltaic consumable materials.

(viii) In the fourth quarter of 2020, the Group disposed all of it’s equity interest in Jinko Huineng Technology Services Co.,Ltd to JinkoPower with the consideration of RMB10 million (USD2 million). Consideration associated with the transaction was collected in December 2020.